Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net from Continuing Operations

Property and equipment, net from continuing operations consisted of the following:

	December 31, 2025	December 31, 2024
Vehicles	$370,760	$355,204
Office equipment	254,525	217,093
Leasehold improvements	116,512	111,624
Less: accumulated depreciation	(624,162)	(544,738)
	$117,635	$139,183